Shareholder Report, Holdings (Details) - C000211567 [Member]	Sep. 30, 2024
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Bank Polska Kasa Opieki SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sociedad Quimica y Minera de Chile SA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banco de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Latam Airlines Group SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Falabella SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.60%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	17.60%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.30%
POLAND
Holdings [Line Items]
Percent of Net Asset Value	14.00%
SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%